DESCRIPTION OF BUSINESS - License and Distribution Agreements (China Resources Pharmaceutical Commercial Group International Trading Co., Ltd.) (Details)		1 Months Ended
	Dec. 06, 2023	Feb. 29, 2024	Mar. 31, 2022	Mar. 31, 2019
Exclusive Distribution Agreement
Description of Business and Basis of Presentation
Term of agreement (in years)	1 year
China Resources Pharmaceutical Commercial Group International Trading Co., Ltd.
Description of Business and Basis of Presentation
Non royalty exclusive distribution period (in years)				3 years
Non royalty exclusive distribution additional period (in years)			2 years
China Resources Pharmaceutical Commercial Group International Trading Co., Ltd. | Subsequent event
Description of Business and Basis of Presentation
Non royalty exclusive distribution additional period (in years)		3 years